Credit Risk - Summary of Other Segments by Forbearance Applied (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Forbearance [line items]
- Term extension	£ 429	£ 256
- Interest-only	439	502
- Other payment rescheduling	602	587
Loans forbearance	1,481	1,345
Corporate and commercial banking [member]
Disclosure Of Forbearance [line items]
- Term extension	60	67
- Interest-only	110	112
- Other payment rescheduling	192	163
Loans forbearance	£ 362	£ 342
Proportion of portfolio	1.60%	1.50%
Corporate and commercial banking [member] | Stage 1 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	£ 57	£ 43
Corporate and commercial banking [member] | Stage 2 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	75	78
Corporate and commercial banking [member] | Stage 3 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	230	221
Corporate and investment banking [member]
Disclosure Of Forbearance [line items]
- Term extension	42	42
- Interest-only	0
- Other payment rescheduling	15	26
Loans forbearance	£ 57	£ 68
Proportion of portfolio	0.40%	0.40%
Corporate and investment banking [member] | Stage 1 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	£ 42
Corporate and investment banking [member] | Stage 2 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	0	£ 42
Corporate and investment banking [member] | Stage 3 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	15	26
Corporate centre [member]
Disclosure Of Forbearance [line items]
- Term extension	0
- Interest-only	13	8
- Other payment rescheduling	9	10
Loans forbearance	£ 22	£ 18
Proportion of portfolio	3.20%	2.10%
Corporate centre [member] | Stage 1 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	£ 1	£ 3
Corporate centre [member] | Stage 2 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	11	8
Corporate centre [member] | Stage 3 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	£ 10	£ 7